Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,900,000
Previously Paid Amount
Total Fee Amount	4,129.19
Total Offset Amount
Net Fee	$ 4,129.19